Stock-Based Compensation - Option Valuation Assumption (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted-average assumptions were used to determine the fair value of options
Dividend yield assumption to estimate fair value	0.00%
Dividend yield	0.00%
Options to purchase common stock
Weighted-average assumptions were used to determine the fair value of options
Expected term (years)	6 years 6 months	6 years
Risk-free interest rate	2.30%	1.00%
Volatility factor	63.80%	63.60%
Performance Based Options
Weighted-average assumptions were used to determine the fair value of options
Expected term (years)	3 years